Other Net Charges	12 Months Ended
Dec. 31, 2012
Other Net Charges

6. Other Net Charges

The principal items classified as other net charges include facilities and other asset impairment charges, severance, restructuring and other costs, IPR&D costs, Cambridge collaboration termination charge, legal settlements and a net loss on divestment of the Prialt business. These items have been treated consistently from period to period. We believe that disclosure of significant other charges is meaningful because it provides additional information in relation to analyzing certain items.

Other net charges for the years ended December 31 consisted of (in millions):

	2012	2011	2010
(a) Facilities and other asset impairment charges	$107.5	$15.5	$16.7
(b) Severance, restructuring and other costs	42.4	8.8	16.1
(c) In-process research and development costs	11.0	—	6.0
(d) Cambridge collaboration	8.0	—	—
(e) Legal settlements	—	—	12.5
(f) Divestment of Prialt business	—	—	1.5

Total other net charges	$168.9	$24.3	$52.8

(a) Facilities and other asset impairment charges

During 2012, we incurred facilities and other asset impairment charges of $107.5 million, which is primarily comprised of asset impairment charges of $66.1 million and lease termination charges of $34.6 million relating to the planned closure of the South San Francisco facility following the separation of the Prothena Business and cessation of our remaining early stage research activities. We also incurred an additional onerous lease charge of $6.4 million relating to EDT’s King of Prussia, Pennsylvania site which closed in 2011, due to a reassessment of the probable sub-lease income to be achieved over the remaining term of the lease.

During 2011, we incurred facilities and other asset impairment charges of $15.5 million, which included asset impairment charges of $3.6 million and lease charges of $11.9 million relating to the consolidation of our facilities in South San Francisco and the closure of EDT’s King of Prussia, Pennsylvania site.

During 2010, we incurred additional facilities and other asset impairment charges of $16.7 million, which included asset impairment charges of $11.0 million and lease charges of $5.7 million relating to a consolidation of facilities in South San Francisco as a direct result of the realignment of our business.

(b) Severance, restructuring and other costs

During 2012, we incurred severance and restructuring charges of $42.4 million, principally relating to the planned closure of the South San Francisco facility and associated reduction in headcount following the separation of the Prothena Business and cessation of our remaining early stage research activities.

During 2011 and 2010, we incurred severance, restructuring and other costs of $8.8 million and $16.1 million, respectively, principally relating to a realignment and restructuring of our R&D organization and reduction of related support activities as well as the reduction in our general and administrative (G&A) activities following the divestment of the EDT business.

(c) In-process research and development costs

During 2012, we commenced a Phase 2 study of oral ELND005 as an adjunctive maintenance treatment in patients with Bipolar I Disorder. On the commencement of this trial, we incurred an IPR&D charge of $11.0 million related to a milestone payment to Transition Therapeutics Inc. (Transition) in accordance with the terms of the modification to the Collaboration Agreement agreed with Transition in December 2010. For further information on our Collaboration Agreement with Transition, please refer to Note 36 of the Consolidated Financial Statements.

In-process research and development costs (IPR&D) charges in 2010 also include a credit of $3.0 million associated with the termination of the License Agreement with PharmatrophiX Inc. (PharmatrophiX), offset by the $9.0 million charge related to the payment to Transition when the modification of the Collaboration Agreement was agreed.

(d) Cambridge collaboration termination charge

Following the cessation of our early stage research activities, we terminated our Collaboration Agreement with the University of Cambridge and incurred a charge of $8.0 million.

(e) Legal settlements

During 2010, we reached an agreement in principle with the direct purchaser class plaintiffs with respect to nifedipine. As part of the settlement, we agreed to pay $12.5 million in settlement of all claims associated with the litigation. In January 2011, the U.S. District Court for the District of Columbia approved the settlement and dismissed the case.

(f) Divestment of Prialt business

We divested our Prialt assets and rights to Azur Pharma International Limited (Azur, which has since been acquired by Jazz Pharmaceuticals plc) in May 2010 and recorded a net loss on divestment of $1.5 million, which is comprised of total consideration of $14.6 million less the net book value of Prialt assets and transaction costs. The total consideration used to calculate the loss on divestment was comprised of cash proceeds received in 2010 of $5.0 million and the present value of deferred non-contingent consideration at the close of the transaction of $9.6 million. During 2012, we received the deferred non-contingent consideration of $12.0 million. We are also entitled to receive additional performance-related milestones and royalties.